Goodwill and Intangible Assets, Net - Details of Total Goodwill (Detail) - USD ($) $ in Thousands		12 Months Ended
		Sep. 30, 2021		Sep. 30, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill, Beginning Balance		$ 2,578,645		$ 2,462,835
Goodwill resulting from acquisitions		104,151	[1]	118,628	[2]
Decrease in goodwill as a result of divestiture	[3]	(61,396)
Other		1,244		(2,818)
Goodwill, Ending Balance		$ 2,622,644		$ 2,578,645

[1]	Mainly relates to the acquisition of Sourced. In allocating the total preliminary purchase price for Sourced, based on estimated fair values, the Company recorded $80,055 of goodwill, $18,211 of customer relationships to be amortized over approximately seven years and $3,056 of core technology to be amortized over three years.
[2]	Mainly relates to the acquisition of Openet. In allocating the total purchase price for Openet, based on estimated fair values, the Company recorded $110,347 of goodwill, $40,409 of customer relationships to be amortized over approximately eight years, $53,614 of core technology to be amortized over five years and $2,594 of trademark to be amortized over two years.
[3]	Relates to the divestiture of OpenMarket completed on December 31, 2020, please see also Note 3.